Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Summary of share option activities

		Weighted	Weighted	Weighted
		average	average	average	Aggregate
	Number of	exercise	grant date	remaining	intrinsic
	share	price	fair value	contractual	value
	options	US$	US$	life years	US$’000
At January 1, 2023	274,830	12.92	N/A	2.69	17
Forfeited	(780)	5.37	N/A	N/A	N/A
At December 31, 2023	274,050	12.95	N/A	1.69	16
Vested and expected to vest at December 31, 2023	272,612	4.33	15.38	1.69	16
Exercisable to vest at December 31, 2023	273,940	4.39	15.35	1.69	16

At January 1, 2024	274,050	12.95	N/A	1.69	16
Exercised	(23,545)	0.32	N/A	N/A	N/A
Forfeited	(152,650)	5.35	N/A	N/A	N/A
At December 31, 2024	97,855	27.92	N/A	0.70	22
Vested and expected to vest at December 31, 2024	85,195	3.35	16.04	0.64	22
Exercisable to vest at December 31, 2024	97,855	3.88	15.70	0.71	22

At January 1, 2025	97,855	27.92	N/A	0.70	22
Exercised	(10,500)	1.61	N/A	N/A	N/A
Forfeited	(85,905)	4.04	N/A	N/A	N/A
At December 31, 2025	1,450	10.26	N/A	1.14	—
Vested and expected to vest at December 31, 2025	1,450	10.26	11.60	1.14	—
Exercisable to vest at December 31, 2025	1,450	10.26	11.60	1.14	—

Summary of activity of the service-based RSUs

		Weighted average
		grant date fair value
	Number of RSUs	US$
At January 1, 2023	110,463	18.26
Granted (with a vesting period of 0 to 4 years)	762,510	0.73
Vested	(208,558)	5.32
Forfeited/expired	(3,875)	24.25
At December 31, 2023	660,540	2.07
Expected to vest at December 31, 2023	639,362	1.12

At January 1, 2024	660,540	2.07
Granted (with a vesting period of 0 to 4 years)	357,500	0.34
Vested	(914,999)	0.96
Forfeited/expired	(6,207)	18.24
At December 31, 2024	96,834	5.11
Expected to vest at December 31, 2024	79,325	0.76

At January 1, 2025	96,834	5.11
Vested	(30,547)	0.43
Forfeited/expired	(36,259)	11.99
At December 31, 2025	30,028	1.36
Expected to vest at December 31, 2025	30,028	1.36

		Weighted average
		grant date fair value
	Number of RSUs	US$
At January 1, 2025	—	—
Granted (with a vesting period of 0 to 4 years)	1,089,875	0.60
Vested	(868,062)	0.66
At December 31, 2025	221,813	0.35
Expected to vest at December 31, 2025	221,813	0.35

Schedule of share-based compensation costs recognized

	For the years ended December 31,
	2023	2024	2025
Sales and marketing	—	—	12
General and administrative	—	—	579
	—	—	591